Cash and bank balances	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and bank balances
24. Cash and bank balances

	At December 31,

(Euro thousands)	2022	2021

Cash on hand	391	376
Bank balances	91,506	88,296

Total cash and cash equivalents	91,897	88,672
Restricted cash	—	309

Total cash and bank balances	91,897	88,981

Cash and cash equivalents include cash on hand and bank balances.
As at December 31, 202
1
, the cash and cash equivalents disclosed above and in the statement of cash flows include Euro
309

thousand
held at a bank for a corporate card program. These deposits are subject to restrictions and are therefore not available for general
use by the Group
. There
are
 no such deposits as at
December 31,
2022.
The following table provides a reconciliation of cash and cash equivalents per cash flow statement:

	At December 31,

(Euro thousands)	2022	2021

Total cash and cash equivalent s	91,897	88,672
Bank overdrafts	(148)	(14)

Net cash and cash equivalents per cash flow statement	91,749	88,658